Note 33 - Dividends (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of dividends paid [text block]
	2022	2021	2020

Dividends declared to owners of the Company (excluding NCI)	8,975	6,068	3,887
Declaration date	cents per share
January 16, 2020	7.5
May 14, 2020	7.5
July 16, 2020	8.5
October 15, 2020	10.0
January 14, 2021	11.0
April 15, 2021	12.0
July 15, 2021	13.0
October 14, 2021	14.0
January 13, 2022	14.0
April 18, 2022	14.0
July 14, 2022	14.0
October 13, 2022	14.0
December 30, 2022	14.0
	2022	2021	2020

Dividends declared and paid (excluding NCI)	7,178	6,068	3,887
Dividends due (excluding NCI)	1,797	-	-
	8,975	6,068	3,887